COMMITMENTS AND CONTINGENT LIABILITIES (Dow Silicones Chapter 11 Related Matters) (Details) - Dow Silicones Corporation - USD ($) $ in Millions			3 Months Ended
	Jun. 01, 2016	Jun. 01, 2004	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Indemnification percentage	50.00%
Indemnification asset					$ 0
Between May 31, 2018 and May 31, 2023
Loss Contingencies [Line Items]
Indemnification loss cap	$ 1,000
After May 31, 2023
Loss Contingencies [Line Items]
Indemnification loss cap	0
Commercial Creditor Issues | Minimum
Loss Contingencies [Line Items]
Estimate of possible loss						$ 77
Commercial Creditor Issues | Maximum
Loss Contingencies [Line Items]
Estimate of possible loss						260
Commercial Creditors Litigation
Loss Contingencies [Line Items]
Decrease in liability			$ 33
Estimated litigation liability					82	78
Breast Implant and Other Products Liability Claims
Loss Contingencies [Line Items]
Maximum net present value		$ 2,350
Discount rate		7.00%
Undiscounted product liability					3,876
Portion available to fund the Litigation Facility		$ 400
Payments for product liabilities					1,762
Unexpended balance					118
Product liability	$ 290			$ 263	263
Decrease in liability				$ 16
Liability maximum capped amount					2,114
Breast Implant and Other Products Liability Claims | Accrued and other current liabilities
Loss Contingencies [Line Items]
Product liability					111
Breast Implant and Other Products Liability Claims | Other Noncurrent Obligations
Loss Contingencies [Line Items]
Product liability					$ 152	$ 263
Commercial Creditors Litigation
Loss Contingencies [Line Items]
Payments for legal settlements		$ 1,500